United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7309

(Investment Company Act File Number)

Federated Total Return Government Bond Fund

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 02/28/15

Date of Reporting Period: Quarter ended 11/30/14

Item 1. Schedule of Investments

Federated Total Return Government Bond Fund
Portfolio of Investments
November 30, 2014 (unaudited)
Principal Amount			Value
		U.S. TREASURY—25.6%
		U.S. Treasury Bonds—11.0%
$2,250,000		5.250%, 2/15/2029	$2,996,606
21,000,000	[1]	4.375%, 2/15/2038 - 5/15/2041	27,059,983
7,500,000		3.500%, 2/15/2039	8,392,076
3,000,000	[1]	4.750%, 2/15/2041	4,086,855
6,500,000		2.750%, 8/15/2042	6,300,426
18,250,000		3.625%, 8/15/2043	20,819,985
6,000,000		3.375%, 5/15/2044	6,546,652
		TOTAL	76,202,583
		U.S. Treasury Notes—14.6%
2,000,000		5.125%, 5/15/2016	2,140,883
15,500,000		0.500%, 8/31/2016	15,530,879
2,000,000		2.625%, 11/15/2020	2,097,797
39,000,000		2.250%, 4/30/2021 - 11/15/2024	39,696,093
2,000,000	[1]	1.625%, 11/15/2022	1,940,641
20,000,000	[1]	1.750%, 5/15/2023	19,472,344
10,000,000	[1]	2.500%, 8/15/2023 - 5/15/2024	10,310,055
10,000,000		2.750%, 2/15/2024	10,503,906
		TOTAL	101,692,598
		TOTAL U.S. TREASURY (IDENTIFIED COST $166,649,566)	177,895,181
		ADJUSTABLE RATE MORTGAGES—0.1%
		Federal Home Loan Mortgage Corporation ARM—0.1%
98,277		2.215%, 7/1/2035	104,553
433,886		2.400%, 11/1/2035	463,016
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $529,942)	567,569
		GOVERNMENT AGENCIES—28.9%
		Federal Farm Credit System—1.7%
1,000,000		5.570%, 11/23/2016	1,098,000
1,000,000		5.550%, 8/1/2017	1,123,566
1,000,000		4.250%, 4/16/2018	1,101,452
2,000,000		5.050%, 8/1/2018	2,268,008
1,000,000		5.375%, 11/10/2020	1,192,101
4,300,000		3.875%, 1/12/2021	4,763,481
249,000		5.800%, 11/10/2021	307,542
		TOTAL	11,854,150
		Federal Home Loan Bank System—8.7%
23,000,000		3.125%, 3/11/2016	23,782,375
14,000,000		5.375%, 5/18/2016	15,014,581
1,000,000		4.750%, 12/16/2016	1,085,739
2,500,000		5.000%, 11/17/2017	2,795,355
1,500,000		4.250%, 3/9/2018	1,651,244
4,000,000		4.125%, 12/13/2019 - 3/13/2020	4,461,336
10,000,000		3.625%, 3/12/2021	10,955,483
1,000,000		2.125%, 6/10/2022	988,061
		TOTAL	60,734,174

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
		Federal Home Loan Mortgage Corporation—6.6%
$14,000,000		5.250%, 4/18/2016	$14,933,192
7,000,000	[1]	2.500%, 5/27/2016	7,221,894
23,000,000		2.375%, 1/13/2022	23,352,031
70,000		6.750%, 9/15/2029	101,929
		TOTAL	45,609,046
		Federal National Mortgage Association—7.4%
30,000,000		1.250%, 9/28/2016	30,395,874
10,000,000		1.875%, 9/18/2018	10,199,417
11,000,000		1.550%, 10/4/2019	10,913,470
		TOTAL	51,508,761
		Tennessee Valley Authority Bonds—4.5%
26,000,000		5.500%, 7/18/2017	29,057,212
2,000,000		5.250%, 9/15/2039	2,503,033
		TOTAL	31,560,245
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $193,479,635)	201,266,376
		MORTGAGE-BACKED SECURITIES—3.0%
		Federal Home Loan Mortgage Corporation—0.1%
133,801		4.500%, 11/1/2018	141,110
286,242		5.500%, 11/1/2020	311,081
36,633		6.000%, 8/1/2017	38,615
370		6.500%, 12/1/2015	380
		TOTAL	491,186
		Federal National Mortgage Association—0.2%
387,199		5.000%, 10/1/2017 - 1/1/2035	422,244
394,392		5.500%, 2/1/2023 - 6/1/2025	436,044
579,078		6.000%, 2/1/2026 - 1/1/2037	655,927
		TOTAL	1,514,215
		Government National Mortgage Association—0.4%
1,132,694		4.000%, 5/15/2025	1,211,010
397,604		5.000%, 3/15/2023	429,899
504,945		5.500%, 2/15/2023 - 5/15/2038	559,353
181,785		6.000%, 1/20/2029 - 3/15/2032	207,999
64,531		6.500%, 10/15/2031	75,325
20,920		7.500%, 10/15/2026 - 10/15/2027	24,817
		TOTAL	2,508,403
		Government Agency—2.3%
15,901,895	[2,3]	FDIC Trust 2013-R1, Class A, 1.150%, 3/25/2033	15,832,141
364,102	[2,3]	FDIC Trust 2013-R2, Class A, 1.250%, 3/25/2033	352,791
		TOTAL	16,184,932
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $20,455,498)	20,698,736
		COMMERCIAL MORTGAGE-BACKED SECURITIES—29.1%
		Agency Commercial Mortgage-Backed Securities—29.1%
7,938,726		FHLMC REMIC KF02 A1, 0.535%, 7/25/2020	7,955,957
7,453,591		FHLMC REMIC KS02 A, 0.537%, 8/25/2023	7,453,591
10,814,710		FHLMC REMIC K017 A1, 1.891%, 12/25/2020	10,948,930
6,877,672		FHLMC REMIC K714 A1, 2.075%, 12/25/2019	7,026,467
20,500,000		FHLMC REMIC K703 A2, 2.699%, 5/25/2018	21,317,437
14,470,019		FHLMC REMIC K014 A1, 2.788%, 10/25/2020	15,048,494

Principal Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES—continued
	Agency Commercial Mortgage-Backed Securities—continued
$3,852,891	FHLMC REMIC K029 A1, 2.839%, 10/25/2022	$4,012,365
16,094,173	FHLMC REMIC K011 A1, 2.917%, 8/25/2020	16,801,961
20,000,000	FHLMC REMIC K702 A2, 3.154%, 2/25/2018	21,070,874
1,000,000	FHLMC REMIC K031 A2, 3.300%, 4/25/2023	1,054,780
14,864,924	FHLMC REMIC K010 A1, 3.320%, 7/25/2020	15,646,299
2,000,000	FHLMC REMIC K003 A4, 5.053%, 1/25/2019	2,246,938
19,419,470	FNMA REMIC 2013-M3 ASQ2, 1.083%, 2/25/2016	19,506,138
10,284,585	FNMA REMIC 2012-M1 A1, 1.811%, 10/25/2021	10,342,174
13,498,400	FNMA REMIC 2011-M7 A1, 2.049%, 9/25/2018	13,757,557
10,999,574	FNMA REMIC 2010-M6 A1, 2.210%, 9/25/2020	11,220,597
650,000	FNMA REMIC 2012-M13 A2, 2.377%, 5/25/2022	645,330
16,000,000	FNMA REMIC 2011-M7 A2, 2.578%, 9/25/2018	16,574,840
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $199,046,352)	202,630,729
	COLLATERALIZED MORTGAGE OBLIGATIONS—10.4%
	Federal Home Loan Mortgage Corporation—1.2%
108,999	REMIC 2411 FJ, 0.505%, 12/15/2029	108,864
415,113	REMIC 2458 FB, 1.155%, 1/15/2032	423,212
57,606	REMIC 2534 FI, 1.055%, 2/15/2032	58,570
52,676	REMIC 2555 B, 4.250%, 1/15/2018	54,737
4,671,598	REMIC 2601 DA, 4.000%, 4/15/2023	4,958,219
2,990,580	REMIC 3322 FB, 0.545%, 5/15/2037	2,999,338
	TOTAL	8,602,940
	Federal National Mortgage Association—5.2%
3,735	REMIC 1988-16 B, 9.500%, 6/25/2018	4,010
1,478	REMIC 1989-35 G, 9.500%, 7/25/2019	1,624
948,911	REMIC 1999-51 F, 0.655%, 9/17/2029	953,112
28,314	REMIC 2003-16 CB, 4.000%, 2/25/2033	29,123
526,763	REMIC 2006-58 FP, 0.455%, 7/25/2036	528,154
835,681	REMIC 2006-85 PF, 0.535%, 9/25/2036	842,853
1,291,365	REMIC 2007-46 FA, 0.525%, 5/25/2037	1,294,076
1,474,876	REMIC 2008-17 PA, 4.500%, 10/25/2037	1,557,240
2,948,586	REMIC 2009-14 PB, 3.500%, 3/25/2024	3,095,226
14,115,013	REMIC 2012-116 FA, 0.455%, 10/25/2042	14,123,288
13,172,620	REMIC 2012-119 FB, 0.505%, 11/25/2042	13,152,595
391,668	REMIC 370 F21, 0.455%, 6/25/2036	392,582
	TOTAL	35,973,883
	Government National Mortgage Association—4.0%
27,838,555	REMIC 2013-H16 FA, 0.692%, 7/20/2063	27,964,858
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $72,305,049)	72,541,681
	REPURCHASE AGREEMENTS—9.0%
18,646,000	Interest in $400,000,000 joint repurchase agreement 0.10%, dated 11/28/2014 under which Bank of America, N.A. will repurchase securities provided as collateral for $400,003,333 on 12/1/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/16/2040 and the market value of those underlying securities was $411,841,992.	18,646,000

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$44,237,000	Interest in $400,000,000 joint repurchase agreement 0.10%, dated 11/28/2014 under which Bank of America, N.A. will repurchase securities provided as collateral for $400,003,333 on 12/1/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/16/2040 and the market value of those underlying securities was $411,841,992 (purchased with proceeds from securities lending collateral).	$44,237,000
	TOTAL REPURCHASE AGREEMENTS (AT COST)	62,883,000
	TOTAL INVESTMENTS—106.1% (IDENTIFIED COST $715,349,042)[4]	738,483,272
	OTHER ASSETS AND LIABILITIES - NET—(6.1)%[5]	(42,393,585)
	TOTAL NET ASSETS—100%	$696,089,687
At November 30, 2014, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[6]United States Treasury Note 2-Year Short Futures	175	$38,349,610	March 2015	$(75,969)
The average notional value of short futures contracts held by the Fund throughout the period was $19,180,273. This is based on the contracts held as of each month-end throughout the nine month fiscal period.
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of November 30, 2014, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities on Loan	Market Value of Collateral
$43,290,858	$44,237,000
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2014, these restricted securities amounted to $16,184,932, which represented 2.3% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At November 30, 2014, these liquid restricted securities amounted to $16,184,932, which represented 2.3% of total net assets.
4	At November 30, 2014, the cost of investments for federal tax purposes was $715,349,042. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $23,134,230. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $23,602,875 and net unrealized depreciation from investments for those securities having an excess of cost over value of $468,645.
5	Assets, other than investments in securities, less liabilities.
6	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Trust generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Trust cannot obtain a price or price evaluation from a pricing service for an investment, the Trust may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Trust cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Trust's valuation policies and procedures, the Trust uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Trust could purchase or sell an investment at the price used to calculate the Trust's NAV.
Fair Valuation Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Trust, Federated Investment management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Trust normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Trust normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of November 30, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasury	$—	$177,895,181	$—	$177,895,181
Adjustable Rate Mortgages	—	567,569	—	567,569
Government Agencies	—	201,266,376	—	201,266,376
Mortgaqe-Backed Securities	—	20,698,736	—	20,698,736
Commercial Mortgaqe-Backed Securities	—	202,630,729	—	202,630,729
Collateralized Mortgage Obligations	—	72,541,681	—	72,541,681
Repurchase Agreements	—	62,883,000	—	62,883,000
TOTAL SECURITIES		$$738,483,272	$—	$738,483,272
OTHER FINANCIAL INSTRUMENTS[1]	$(75,969)	$—	$—	$(75,969)
1	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
FDIC	—Federal Deposit Insurance Corporation
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
REMIC	—Real Estate Mortgage Investment Conduit

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Total Return Governemnt Bond Fund

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date January 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date January 21, 2015

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date January 21, 2015